SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017
Accounting Policies [Line Items]
Percentage Of Recognized Contractual Revenue	100.00%
Impairment loss on long-term investment	$ 0	$ 0
Retained Amount of Accounts Receivable	$ 15,550		$ 12,838
Integrated Solutions Contracts Range Minimum	6 months
Integrated Solutions Contracts Range Maximum	5 years
Decreased Net Income Per Share Basic	$ 0.09
Decreased Net Income Per Share diluted	$ 0.09
Decreased Net Income	$ 5,741
Malaysia [Member]
Accounting Policies [Line Items]
Deposits Assets	3,685		3,935
Singapore [Member]
Accounting Policies [Line Items]
Deposits Assets	7,856		11,690
India [Member]
Accounting Policies [Line Items]
Deposits Assets	57		82
PRC [Member]
Accounting Policies [Line Items]
Deposits Assets	$ 122,781		$ 80,507
Minimum [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	20.00%
Contract Period	6 months
Minimum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	49 years
Maximum [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	50.00%
Contract Period	3 years
Maximum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	88 years